REDEEMABLE CONVERTIBLE PREFERRED SHARES - Share Activities (Parenthetical) (Details) ¥ in Thousands	Aug. 28, 2019 CNY (¥)
Mr. Li
Temporary Equity [Line Items]
Fair value of restricted shares	¥ 4,350